Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	08/15/12
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$161,430,182.89	0.5092435	$144,129,682.96	0.4546678	$17,300,499.93
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$348,280,182.89	0.3624709	$330,979,682.96	0.3444655	$17,300,499.93

Weighted Avg. Coupon (WAC)	5.24%		5.26%
Weighted Avg. Remaining Maturity (WARM)	36.00		35.18
Pool Receivables Balance	$423,075,942.83		$401,659,997.55
Remaining Number of Receivables	42,732		41,629

Adjusted Pool Balance	$415,665,725.85		$394,695,422.91

III. COLLECTIONS

Principal:
Principal Collections	$20,778,124.32
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$444,273.37
Total Principal Collections	$21,222,397.69

Interest:
Interest Collections	$1,826,413.94
Late Fees & Other Charges	$42,416.96
Interest on Repurchase Principal	$-
Total Interest Collections	$1,868,830.90

Collection Account Interest	$2,854.33
Reserve Account Interest	$782.19
Servicer Advances	$-

Total Collections	$23,094,865.11

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	08/15/12
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections						$23,094,865.11
Reserve Account Release						$-
Reserve Account Draw						$-
Total Available for Distribution						$23,094,865.11
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$352,563.29		$352,563.29		$352,563.29
Collection Account Interest						$2,854.33
Late Fees & Other Charges						$42,416.96
Total due to Servicer						$397,834.58

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$201,787.73		$201,787.73
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$583,273.15		$583,273.15		$583,273.15

Available Funds Remaining:						$22,113,757.38

3. Principal Distribution Amount:						$17,300,499.93

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$17,300,499.93
Class A-4 Notes				$-
Class A Notes Total:		17,300,499.93		$17,300,499.93
Total Noteholders Principal				$17,300,499.93

4. Required Deposit to Reserve Account						0.00

5. Trustee Expenses						0.00

6. Remaining Available Collections Released to Certificateholder						4,813,257.45

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount						$7,410,216.98
Beginning Period Amount						$7,410,216.98
Current Period Amortization						$445,642.34
Ending Period Required Amount						$6,964,574.64
Ending Period Amount						$6,964,574.64
Next Distribution Date Required Amount						$6,538,867.46

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance						0.50%
Beginning Period Required Amount						$5,355,959.06
Beginning Period Amount						$5,355,959.06
Current Period Release to Collection Account						$-
Current Period Deposit						$-
Current Period Release to Depositor						$-
Ending Period Required Amount (0.5% of APB of cut-off date)						$5,355,959.06
Ending Period Amount						$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target		17.50%
Overcollateralization Floor		1.25%
				Beginning	Ending	Target
Overcollateralization Amount				$67,385,542.96	$ 63,715,739.95	$63,715,739.95
Overcollateralization as a % of Adjusted Pool				16.21%	16.14%	16.14%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	08/15/12
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.30%	40,920	97.80%	$392,817,876.13
30 - 60 Days	1.32%	549	1.69%	$6,772,362.91
61 - 90 Days	0.31%	128	0.40%	$1,625,896.70
91 + Days	0.08%	32	0.11%	$443,861.81
		41,629		$401,659,997.55
Total
Delinquent Receivables 61 + days past due	0.38%	160	0.52%	$2,069,758.51
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.31%	134	0.42%	$1,793,947.67
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.26%	114	0.33%	$1,458,251.63
Three-Month Average Delinquency Ratio	0.32%		0.42%

Repossession in Current Period		46		$562,101.32
Repossession Inventory		52		$417,065.88

Charge-Offs
Gross Principal of Charge-Off for Current Period				$637,820.96
Recoveries				$(444,273.37)
Net Charge-offs for Current Period				$193,547.59

Beginning Pool Balance for Current Period				$423,075,942.83

Net Loss Ratio				0.55%
Net Loss Ratio for 1st Preceding Collection Period				0.90%
Net Loss Ratio for 2nd Preceding Collection Period				-0.27%
Three-Month Average Net Loss Ratio for Current Period				0.39%

Cumulative Net Losses for All Periods				$9,448,610.64
Cumulative Net Losses as a % of Initial Pool Balance				0.86%

Principal Balance of Extensions				$1,981,860.77
Number of Extensions				152

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